Cost of Sales - Summary of Detailed Information About Cost of Sales Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	$ 2,292.0	$ 1,637.7	$ 2,037.0
Cost of sales [member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Inventories recognized as cost of sales	2,118.9	2,974.6	1,861.9
Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales	2.8	2.5
Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	2,054.6	1,457.9	1,822.7
Freight [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	173.1	150.4	175.1
Non Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	$ 64.3	$ 29.4	$ 39.2